Victory SP 500 Index Fund Expense Example - Victory SP 500 Index Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 276
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	851
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	$ 468